Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Devonshire Trust
Entity Central Index Key	0000035341
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class C
Trading Symbol	FLUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 98	1.86%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.86%
Net Assets	$ 593,433,431
Holdings Count | shares	144
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$593,433,431
Number of Holdings	144
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.0 Health Care 14.7 Industrials 14.3 Information Technology 9.2 Energy 7.2 Consumer Staples 7.2 Consumer Discretionary 6.0 Real Estate 4.6 Materials 4.4 Utilities 4.3 Communication Services 4.0 Common Stocks 96.9 Domestic Equity Funds 1.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 96.4 Canada 1.3 France 0.9 Taiwan 0.7 Australia 0.4 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 3.0 Exxon Mobil Corp 2.8 Cisco Systems Inc 1.9 UnitedHealth Group Inc 1.9 FedEx Corp 1.9 Thermo Fisher Scientific Inc 1.6 Norfolk Southern Corp 1.6 Bank of America Corp 1.6 Wells Fargo & Co 1.6 Lowe's Cos Inc 1.6 19.5
Fidelity Stock Selector Large Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity® Stock Selector Large Cap Value Fund
Trading Symbol	FSLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Large Cap Value Fund	$ 43	0.82%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
Net Assets	$ 593,433,431
Holdings Count | shares	144
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$593,433,431
Number of Holdings	144
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.0 Health Care 14.7 Industrials 14.3 Information Technology 9.2 Energy 7.2 Consumer Staples 7.2 Consumer Discretionary 6.0 Real Estate 4.6 Materials 4.4 Utilities 4.3 Communication Services 4.0 Common Stocks 96.9 Domestic Equity Funds 1.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 96.4 Canada 1.3 France 0.9 Taiwan 0.7 Australia 0.4 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 3.0 Exxon Mobil Corp 2.8 Cisco Systems Inc 1.9 UnitedHealth Group Inc 1.9 FedEx Corp 1.9 Thermo Fisher Scientific Inc 1.6 Norfolk Southern Corp 1.6 Bank of America Corp 1.6 Wells Fargo & Co 1.6 Lowe's Cos Inc 1.6 19.5
Fidelity Series Value Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Value Discovery Fund
Class Name	Fidelity® Series Value Discovery Fund
Trading Symbol	FNKLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Value Discovery Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Value Discovery Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 11,566,272,328
Holdings Count | shares	95
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$11,566,272,328
Number of Holdings	95
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.2 Health Care 16.8 Industrials 12.1 Consumer Staples 10.8 Energy 8.8 Information Technology 7.3 Utilities 6.7 Communication Services 4.9 Consumer Discretionary 4.6 Materials 2.1 Real Estate 1.1 Common Stocks 98.2 Preferred Stocks 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 87.8 United Kingdom 4.9 Canada 2.0 Germany 1.9 France 1.4 Korea (South) 1.2 Norway 0.7 Denmark 0.1 Monaco 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 4.4 JPMorgan Chase & Co 3.8 Chubb Ltd 3.0 UnitedHealth Group Inc 2.9 Comcast Corp Class A 2.8 Bank of America Corp 2.7 Travelers Cos Inc/The 2.5 Cigna Group/The 2.5 PG&E Corp 2.3 Wells Fargo & Co 2.2 29.1
Fidelity Mid Cap Value K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value K6 Fund
Class Name	Fidelity® Mid Cap Value K6 Fund
Trading Symbol	FCMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value K6 Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value K6 Fund	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 53,163,813
Holdings Count | shares	190
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$53,163,813
Number of Holdings	190
Portfolio Turnover	93%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.3 Financials 16.7 Materials 9.9 Consumer Discretionary 9.4 Real Estate 8.9 Health Care 8.2 Utilities 7.9 Consumer Staples 6.5 Information Technology 6.3 Energy 5.6 Communication Services 1.7 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 95.1 Canada 2.4 Ireland 0.5 Spain 0.4 Switzerland 0.4 Zambia 0.3 Belgium 0.3 Netherlands 0.3 Israel 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Welltower Inc 1.5 PG&E Corp 1.2 Edison International 1.1 Sun Communities Inc 1.1 Builders FirstSource Inc 1.1 Steel Dynamics Inc 1.1 Camden Property Trust 1.0 Coca-Cola Consolidated Inc 1.0 Discover Financial Services 1.0 J M Smucker Co/The 1.0 11.1
Fidelity Series All-Sector Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series All-Sector Equity Fund
Class Name	Fidelity® Series All-Sector Equity Fund
Trading Symbol	FSAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series All-Sector Equity Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series All-Sector Equity Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 3,639,434,263
Holdings Count | shares	273
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$3,639,434,263
Number of Holdings	273
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.4 Financials 13.8 Health Care 11.7 Consumer Discretionary 10.3 Industrials 10.1 Communication Services 8.7 Consumer Staples 5.3 Energy 3.8 Real Estate 2.4 Materials 2.3 Utilities 2.2 Common Stocks 99.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 99.4 China 0.4 United Kingdom 0.2 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.1 NVIDIA Corp 6.2 Apple Inc 5.9 Amazon.com Inc 4.0 Meta Platforms Inc Class A 2.6 Broadcom Inc 2.1 Exxon Mobil Corp 2.0 Alphabet Inc Class A 2.0 Alphabet Inc Class C 1.8 Eli Lilly & Co 1.7 35.4
Fidelity Advisor Mid Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class I
Trading Symbol	FMPOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.89%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
Net Assets	$ 1,878,791,142
Holdings Count | shares	190
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,878,791,142
Number of Holdings	190
Portfolio Turnover	91%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.3 Financials 16.8 Materials 10.0 Consumer Discretionary 9.5 Real Estate 8.9 Health Care 8.3 Utilities 7.9 Information Technology 6.4 Consumer Staples 6.3 Energy 5.7 Communication Services 1.7 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 95.0 Canada 2.5 Ireland 0.5 Spain 0.4 Switzerland 0.4 Zambia 0.3 Belgium 0.3 Netherlands 0.3 Israel 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Welltower Inc 1.5 PG&E Corp 1.2 Edison International 1.1 Sun Communities Inc 1.1 Builders FirstSource Inc 1.1 Steel Dynamics Inc 1.1 Camden Property Trust 1.0 Discover Financial Services 1.0 J M Smucker Co/The 1.0 Corteva Inc 1.0 11.1
Fidelity Advisor Mid Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class C
Trading Symbol	FMPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 100	1.88%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.88%
Net Assets	$ 1,878,791,142
Holdings Count | shares	190
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,878,791,142
Number of Holdings	190
Portfolio Turnover	91%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.3 Financials 16.8 Materials 10.0 Consumer Discretionary 9.5 Real Estate 8.9 Health Care 8.3 Utilities 7.9 Information Technology 6.4 Consumer Staples 6.3 Energy 5.7 Communication Services 1.7 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 95.0 Canada 2.5 Ireland 0.5 Spain 0.4 Switzerland 0.4 Zambia 0.3 Belgium 0.3 Netherlands 0.3 Israel 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Welltower Inc 1.5 PG&E Corp 1.2 Edison International 1.1 Sun Communities Inc 1.1 Builders FirstSource Inc 1.1 Steel Dynamics Inc 1.1 Camden Property Trust 1.0 Discover Financial Services 1.0 J M Smucker Co/The 1.0 Corteva Inc 1.0 11.1
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class M
Trading Symbol	FLUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 72	1.36%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.36%
Net Assets	$ 593,433,431
Holdings Count | shares	144
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$593,433,431
Number of Holdings	144
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.0 Health Care 14.7 Industrials 14.3 Information Technology 9.2 Energy 7.2 Consumer Staples 7.2 Consumer Discretionary 6.0 Real Estate 4.6 Materials 4.4 Utilities 4.3 Communication Services 4.0 Common Stocks 96.9 Domestic Equity Funds 1.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 96.4 Canada 1.3 France 0.9 Taiwan 0.7 Australia 0.4 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 3.0 Exxon Mobil Corp 2.8 Cisco Systems Inc 1.9 UnitedHealth Group Inc 1.9 FedEx Corp 1.9 Thermo Fisher Scientific Inc 1.6 Norfolk Southern Corp 1.6 Bank of America Corp 1.6 Wells Fargo & Co 1.6 Lowe's Cos Inc 1.6 19.5
Fidelity Mid Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity® Mid Cap Value Fund
Trading Symbol	FSMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value Fund	$ 45	0.84%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%
Net Assets	$ 1,878,791,142
Holdings Count | shares	190
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,878,791,142
Number of Holdings	190
Portfolio Turnover	91%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.3 Financials 16.8 Materials 10.0 Consumer Discretionary 9.5 Real Estate 8.9 Health Care 8.3 Utilities 7.9 Information Technology 6.4 Consumer Staples 6.3 Energy 5.7 Communication Services 1.7 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 95.0 Canada 2.5 Ireland 0.5 Spain 0.4 Switzerland 0.4 Zambia 0.3 Belgium 0.3 Netherlands 0.3 Israel 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Welltower Inc 1.5 PG&E Corp 1.2 Edison International 1.1 Sun Communities Inc 1.1 Builders FirstSource Inc 1.1 Steel Dynamics Inc 1.1 Camden Property Trust 1.0 Discover Financial Services 1.0 J M Smucker Co/The 1.0 Corteva Inc 1.0 11.1
Fidelity Advisor Mid Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class A
Trading Symbol	FMPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	1.13%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.13%
Net Assets	$ 1,878,791,142
Holdings Count | shares	190
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,878,791,142
Number of Holdings	190
Portfolio Turnover	91%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.3 Financials 16.8 Materials 10.0 Consumer Discretionary 9.5 Real Estate 8.9 Health Care 8.3 Utilities 7.9 Information Technology 6.4 Consumer Staples 6.3 Energy 5.7 Communication Services 1.7 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 95.0 Canada 2.5 Ireland 0.5 Spain 0.4 Switzerland 0.4 Zambia 0.3 Belgium 0.3 Netherlands 0.3 Israel 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Welltower Inc 1.5 PG&E Corp 1.2 Edison International 1.1 Sun Communities Inc 1.1 Builders FirstSource Inc 1.1 Steel Dynamics Inc 1.1 Camden Property Trust 1.0 Discover Financial Services 1.0 J M Smucker Co/The 1.0 Corteva Inc 1.0 11.1
Fidelity Equity-Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity-Income Fund
Class Name	Fidelity® Equity-Income Fund
Trading Symbol	FEQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity-Income Fund	$ 29	0.54%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%
Net Assets	$ 8,400,812,904
Holdings Count | shares	130
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$8,400,812,904
Number of Holdings	130
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.2 Health Care 14.5 Industrials 13.0 Information Technology 10.3 Consumer Staples 9.2 Energy 7.5 Consumer Discretionary 5.6 Communication Services 5.5 Utilities 5.5 Materials 5.1 Real Estate 2.1 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) United States 90.1 Canada 2.6 United Kingdom 1.8 Taiwan 1.5 China 1.3 Korea (South) 1.1 Ireland 1.0 Japan 0.4 Germany 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 3.7 Exxon Mobil Corp 3.0 UnitedHealth Group Inc 2.7 Linde PLC 2.4 Bank of America Corp 2.3 Danaher Corp 2.0 Wells Fargo & Co 2.0 General Electric Co 1.9 Chubb Ltd 1.7 PNC Financial Services Group Inc/The 1.7 23.4
Fidelity Equity-Income Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity-Income Fund
Class Name	Fidelity® Equity-Income Fund Class K
Trading Symbol	FEIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 8,400,812,904
Holdings Count | shares	130
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$8,400,812,904
Number of Holdings	130
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.2 Health Care 14.5 Industrials 13.0 Information Technology 10.3 Consumer Staples 9.2 Energy 7.5 Consumer Discretionary 5.6 Communication Services 5.5 Utilities 5.5 Materials 5.1 Real Estate 2.1 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) United States 90.1 Canada 2.6 United Kingdom 1.8 Taiwan 1.5 China 1.3 Korea (South) 1.1 Ireland 1.0 Japan 0.4 Germany 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 3.7 Exxon Mobil Corp 3.0 UnitedHealth Group Inc 2.7 Linde PLC 2.4 Bank of America Corp 2.3 Danaher Corp 2.0 Wells Fargo & Co 2.0 General Electric Co 1.9 Chubb Ltd 1.7 PNC Financial Services Group Inc/The 1.7 23.4
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class Z
Trading Symbol	FSCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 593,433,431
Holdings Count | shares	144
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$593,433,431
Number of Holdings	144
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.0 Health Care 14.7 Industrials 14.3 Information Technology 9.2 Energy 7.2 Consumer Staples 7.2 Consumer Discretionary 6.0 Real Estate 4.6 Materials 4.4 Utilities 4.3 Communication Services 4.0 Common Stocks 96.9 Domestic Equity Funds 1.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 96.4 Canada 1.3 France 0.9 Taiwan 0.7 Australia 0.4 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 3.0 Exxon Mobil Corp 2.8 Cisco Systems Inc 1.9 UnitedHealth Group Inc 1.9 FedEx Corp 1.9 Thermo Fisher Scientific Inc 1.6 Norfolk Southern Corp 1.6 Bank of America Corp 1.6 Wells Fargo & Co 1.6 Lowe's Cos Inc 1.6 19.5
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class I
Trading Symbol	FLUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.81%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%
Net Assets	$ 593,433,431
Holdings Count | shares	144
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$593,433,431
Number of Holdings	144
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.0 Health Care 14.7 Industrials 14.3 Information Technology 9.2 Energy 7.2 Consumer Staples 7.2 Consumer Discretionary 6.0 Real Estate 4.6 Materials 4.4 Utilities 4.3 Communication Services 4.0 Common Stocks 96.9 Domestic Equity Funds 1.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 96.4 Canada 1.3 France 0.9 Taiwan 0.7 Australia 0.4 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 3.0 Exxon Mobil Corp 2.8 Cisco Systems Inc 1.9 UnitedHealth Group Inc 1.9 FedEx Corp 1.9 Thermo Fisher Scientific Inc 1.6 Norfolk Southern Corp 1.6 Bank of America Corp 1.6 Wells Fargo & Co 1.6 Lowe's Cos Inc 1.6 19.5
Fidelity Equity-Income K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity-Income K6 Fund
Class Name	Fidelity® Equity-Income K6 Fund
Trading Symbol	FEKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity-Income K6 Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity-Income K6 Fund	$ 18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
Net Assets	$ 198,329,180
Holdings Count | shares	130
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$198,329,180
Number of Holdings	130
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.3 Health Care 14.6 Industrials 13.1 Information Technology 10.3 Consumer Staples 9.1 Energy 7.5 Communication Services 5.6 Consumer Discretionary 5.6 Utilities 5.4 Materials 5.0 Real Estate 2.1 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 90.0 Canada 2.6 United Kingdom 1.9 Taiwan 1.5 China 1.3 Korea (South) 1.1 Ireland 1.0 Japan 0.4 Germany 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 3.8 Exxon Mobil Corp 3.0 UnitedHealth Group Inc 2.7 Linde PLC 2.4 Bank of America Corp 2.3 Danaher Corp 2.0 Wells Fargo & Co 2.0 General Electric Co 1.9 PNC Financial Services Group Inc/The 1.8 Walmart Inc 1.8 23.7
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class A
Trading Symbol	FLUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 59	1.12%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%
Net Assets	$ 593,433,431
Holdings Count | shares	144
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$593,433,431
Number of Holdings	144
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.0 Health Care 14.7 Industrials 14.3 Information Technology 9.2 Energy 7.2 Consumer Staples 7.2 Consumer Discretionary 6.0 Real Estate 4.6 Materials 4.4 Utilities 4.3 Communication Services 4.0 Common Stocks 96.9 Domestic Equity Funds 1.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 96.4 Canada 1.3 France 0.9 Taiwan 0.7 Australia 0.4 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 3.0 Exxon Mobil Corp 2.8 Cisco Systems Inc 1.9 UnitedHealth Group Inc 1.9 FedEx Corp 1.9 Thermo Fisher Scientific Inc 1.6 Norfolk Southern Corp 1.6 Bank of America Corp 1.6 Wells Fargo & Co 1.6 Lowe's Cos Inc 1.6 19.5
Fidelity Advisor Mid Cap Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class M
Trading Symbol	FMPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 74	1.38%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.38%
Net Assets	$ 1,878,791,142
Holdings Count | shares	190
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,878,791,142
Number of Holdings	190
Portfolio Turnover	91%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.3 Financials 16.8 Materials 10.0 Consumer Discretionary 9.5 Real Estate 8.9 Health Care 8.3 Utilities 7.9 Information Technology 6.4 Consumer Staples 6.3 Energy 5.7 Communication Services 1.7 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 95.0 Canada 2.5 Ireland 0.5 Spain 0.4 Switzerland 0.4 Zambia 0.3 Belgium 0.3 Netherlands 0.3 Israel 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Welltower Inc 1.5 PG&E Corp 1.2 Edison International 1.1 Sun Communities Inc 1.1 Builders FirstSource Inc 1.1 Steel Dynamics Inc 1.1 Camden Property Trust 1.0 Discover Financial Services 1.0 J M Smucker Co/The 1.0 Corteva Inc 1.0 11.1
Fidelity Series Stock Selector Large Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Stock Selector Large Cap Value Fund
Class Name	Fidelity® Series Stock Selector Large Cap Value Fund
Trading Symbol	FBLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Stock Selector Large Cap Value Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Stock Selector Large Cap Value Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 11,871,798,891
Holdings Count | shares	142
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$11,871,798,891
Number of Holdings	142
Portfolio Turnover	95%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.1 Health Care 15.2 Industrials 14.2 Information Technology 8.9 Consumer Staples 7.3 Energy 7.3 Consumer Discretionary 6.0 Real Estate 4.6 Utilities 4.6 Materials 4.4 Communication Services 4.0 Common Stocks 97.6 Domestic Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 96.5 Canada 1.3 France 0.8 Taiwan 0.7 Australia 0.4 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 2.9 Exxon Mobil Corp 2.9 UnitedHealth Group Inc 2.0 FedEx Corp 1.9 Cisco Systems Inc 1.8 Thermo Fisher Scientific Inc 1.7 Bank of America Corp 1.7 Johnson & Johnson 1.6 Lowe's Cos Inc 1.6 Norfolk Southern Corp 1.6 19.7
Fidelity Advisor Mid Cap Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class Z
Trading Symbol	FIDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 1,878,791,142
Holdings Count | shares	190
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,878,791,142
Number of Holdings	190
Portfolio Turnover	91%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.3 Financials 16.8 Materials 10.0 Consumer Discretionary 9.5 Real Estate 8.9 Health Care 8.3 Utilities 7.9 Information Technology 6.4 Consumer Staples 6.3 Energy 5.7 Communication Services 1.7 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 95.0 Canada 2.5 Ireland 0.5 Spain 0.4 Switzerland 0.4 Zambia 0.3 Belgium 0.3 Netherlands 0.3 Israel 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Welltower Inc 1.5 PG&E Corp 1.2 Edison International 1.1 Sun Communities Inc 1.1 Builders FirstSource Inc 1.1 Steel Dynamics Inc 1.1 Camden Property Trust 1.0 Discover Financial Services 1.0 J M Smucker Co/The 1.0 Corteva Inc 1.0 11.1